Debt (Summary of Cash Convertible Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Sep. 15, 2008
Debt Instrument [Line Items]
Notes and Loans Payable, Current	$ 2,405.7		$ 0
Net debt carrying amount	8,138.5		7,586.5
Cash Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Outstanding principal	573.1		574.0		575.0
Equity component carrying amount	1,853.5		1,303.3
Unamortized discount	(21.0)		(49.0)
Notes and Loans Payable, Current	2,405.6	[1]
Net debt carrying amount			1,828.3	[1]
Cash Convertible Notes | Call option
Debt Instrument [Line Items]
Purchased call options	$ 1,853.5	[2]	$ 1,303.3	[2]

[1]	(a) As of December 31, 2014 and December 31, 2013, the cash convertible notes were classified as current portion of long-term debt and other long-term obligations and long-term debt, respectively, on the Consolidated Balance Sheets.
[2]	(b) As of December 31, 2014 and December 31, 2013, purchased call options were classified as prepaid expenses and other current assets and other assets, respectively, on the Consolidated Balance Sheets.